Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 303,682	$ 96,270
Ending Balance	1,096,340	303,682
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	317,831	102,850
Additions	776,018	218,322
Additions from acquisitions	52,351	6,086
Transfers/disposals/exchange differences	(4,527)	(9,427)
Ending Balance	1,141,673	317,831
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	14,149	6,580
Depreciation	30,062	8,725
Transfers/disposals/exchange differences	1,122	(1,156)
Ending Balance	45,333	14,149
Buildings and Greenhouses | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	71,862	47,231
Additions	86,545	3,905
Additions from acquisitions	17,402
Transfers/disposals/exchange differences	186,149	20,726
Ending Balance	361,958	71,862
Buildings and Greenhouses | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,364	2,559
Depreciation	6,582	3,086
Transfers/disposals/exchange differences	1,150	(281)
Ending Balance	13,096	5,364
Production and Warehouse Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	28,931	11,132
Additions	32,615	4,649
Additions from acquisitions	6,401	468
Transfers/disposals/exchange differences	107,378	12,682
Ending Balance	175,325	28,931
Production and Warehouse Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,736	1,038
Depreciation	14,898	2,545
Transfers/disposals/exchange differences	(137)	(847)
Ending Balance	17,497	2,736
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	22,482	17,155
Additions	2,912	338
Additions from acquisitions	1,114
Transfers/disposals/exchange differences	5,756	4,989
Ending Balance	32,264	22,482
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,452	1,930
Depreciation	2,245	1,510
Transfers/disposals/exchange differences	(200)	12
Ending Balance	5,497	3,452
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	8,216	2,143
Additions	18,720	5,728
Additions from acquisitions	4,496	345
Transfers/disposals/exchange differences	6,249
Ending Balance	37,681	8,216
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	6,241	4,181
Additions	3,126	1,219
Additions from acquisitions	219
Transfers/disposals/exchange differences	9,642	841
Ending Balance	19,228	6,241
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,900	889
Depreciation	3,227	1,043
Transfers/disposals/exchange differences		(32)
Ending Balance	5,127	1,900
Office and Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,101	1,706
Additions	5,758	974
Additions from acquisitions	8,622	109
Transfers/disposals/exchange differences	6,014	312
Ending Balance	23,495	3,101
Office and Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	697	164
Depreciation	3,110	541
Transfers/disposals/exchange differences	309	(8)
Ending Balance	4,116	697
Assets in Process
Disclosure Of Property Plant And Equipment [Line Items]
Additions	575,909	201,509
Assets in Process | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	176,998	19,302
Additions	626,342	201,509
Additions from acquisitions	14,097	5,164
Transfers/disposals/exchange differences	(325,715)	(48,977)
Ending Balance	$ 491,722	$ 176,998